                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andover Capital Advisors LP
Address: 300 Brickstone Square Suite 1004
         Andover, Massachusetts 01810

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Kobelski
Title: Chief Financial Officer
Phone: 978-623-3512

Signature, Place, and Date of Signing:

/s/ Brian Kobelski   Andover, Massachusetts   February 14, 2008
------------------
   [Signature]          [City, State]              [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          51
Form 13F Information Table Value Total:    $176,472
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Andover Capital Advisors LP
                               13F SEC Appraisal
                                  12/31/2007

Item 1:             Item 2:      Item 3:  Item 4:  Item 5:             Item 6:              Item 7: Item 8:
-------          -------------  --------- ------- ---------            -------              ------- -------
                                                                         Investment
                                                                         Discretion                 Voting Authority
                                                                       --------------               ----------------
                                          Market   Shrs Or
                                           Value     Prn    Shrs/ Put/  Sole   Shared Other Others   Sole    Shared  Other
Security         Security Type  Cusip     (x1000)  Amount    PRN  Call   (A)    (B)   (C )  Manager   (A)     (B)    (C )
--------         -------------  --------- ------- --------- ----- ---- ------- ------ ----- ------- -------  ------  -----
AES                Common Stock 00130H105  9,519    445,000 Shrs          X                            X
  Corp/The
AFC                Common Stock 00104Q107  1,019     90,000 Shrs          X                            X
  Enterprises
                   Common Stock 03060R101 10,104    790,000 Shrs          X                            X
  AmeriCredit
  Corp
Belo Corp          Common Stock 080555105  1,134     65,000 Shrs          X                            X
Cabot              Common Stock 127097103    404     10,000 Shrs          X                            X
  Oil &
  Gas Corp
                   Common Stock 20478N100    749     75,000 Shrs          X                            X
  CompuCredit
  Corp
Echostar           CLA          25470M109 44,510  1,180,000 Shrs          X                            X
  Communication
  New
Devon              Common Stock 25179M103  3,112     35,000 Shrs          X                            X
  Energy
  Corp
Eaton              SH BEN INT   27826S103    961    135,000 Shrs          X                            X
  Vance
  Senior
  Income
  Trust
Entercom           Common Stock 293639100    548     40,000 Shrs          X                            X
  Communications
  Corp
Famous             Common Stock 307068106  1,747    128,823 Shrs          X                            X
  Dave's
  Of
  America
  Inc
FelCor             Common Stock 31430F101    935     60,000 Shrs          X                            X
  Lodging
  Trust Inc
Floating           Common Stock 09255X100  2,077    130,000 Shrs          X                            X
  Rate
  Income
  Strategies
  Fund Inc
Full House         Common Stock 359678109  1,792    640,000 Shrs          X                            X
  Resorts
  Inc
Gastar             Common Stock 367299104    700    560,000 Shrs          X                            X
  Exploration
  Ltd
Genesis            Common Stock 371927104  2,470    105,100 Shrs          X                            X
  Energy LP
Goodrich           Common Stock 382410405  4,637    205,000 Shrs          X                            X
  Petroleum
  Corp
Grupo              SP ADR REP   40049J206  1,545     65,000 Shrs          X                            X
  Televisa         ORD
  SA
Interstate         Common Stock 46088S106  3,299    833,000 Shrs          X                            X
  Hotels &
  Resorts
  Inc
Isle of            Common Stock 464592104 10,369    753,000 Shrs          X                            X
  Capri
  Casinos
  Inc
MTR Gaming         Common Stock 553769100  8,963  1,320,050 Shrs          X                            X
  Group Inc
McMoRan            Common Stock 582411104    655     50,000 Shrs          X                            X
  Exploration
  Co
Nevada             Com New      64126Q206    359    289,512 Shrs          X                            X
  Gold &
  Casinos
  Inc
NewStar            Common Stock 65251F105    952    115,000 Shrs          X                            X
  Financial
  Inc
Newfield           Common Stock 651290108  9,328    177,000 Shrs          X                            X
  Exploration
  Co
OM Group           Common Stock 670872100  4,028     70,000 Shrs          X                            X
  Inc
Rex Energy         Common Stock 761565100    298     25,000 Shrs          X                            X
  Corp
Select             Common Stock 81616X103  2,804    400,000 Shrs          X                            X
  Comfort
  Corp
Sinclair           Common Stock 829226109    411     50,000 Shrs          X                            X
  Broadcast
  Group Inc
Staar              Com Par $.01 852312305  1,100    416,500 Shrs          X                            X
  Surgical
  Co
United             Common Stock 912318102    906     25,000 Shrs          X                            X
  States
  Natural
  Gas Fund
  LP
Wynn               Common Stock 983134107  1,727     15,400 Shrs          X                            X
  Resorts
  Ltd
Magna              Note 8.55%   559211AD9  3,628  4,500,000 PRN           X                            X
  Entertainment    6/1
  Corp
AES                Common Stock 00130H105  6,417    300,000 call          X                            X
  Corp/The
AES                Common Stock 00130H105  4,113    192,300 call          X                            X
  Corp/The
Ameristar          Common Stock 03070Q101    529     19,200 call          X                            X
  Casinos
  Inc
Boyd               Common Stock 103304101  1,305     38,300 call          X                            X
  Gaming
  Corp
Carnival           Paired CTF   143658300  2,389     53,700 call          X                            X
  Corp
Grupo              SP ADR REP   40049J206    594     25,000 call          X                            X
  Televisa         ORD
  SA
Isle of            Common Stock 464592104    660     47,900 call          X                            X
  Capri
  Casinos
Isle of            Common Stock 464592104  1,451    105,400 call          X                            X
  Capri
  Casinos
Isle of            Common Stock 464592104  2,638    191,600 call          X                            X
  Capri
  Casinos
Isle of            Common Stock 464592104  1,319     95,800 call          X                            X
  Capri
  Casinos
Isle of            Common Stock 464592104  2,638    191,600 call          X                            X
  Capri
  Casinos
Isle of            Common Stock 464592104    660     47,900 call          X                            X
  Capri
  Casinos
Isle of            Common Stock 464592104    344     25,000 call          X                            X
  Capri
  Casinos
Newfield           Common Stock 651290108  6,313    119,800 call          X                            X
  Exploration
  Co
Royal              Common Stock V7780T103  4,269    100,600 call          X                            X
  Caribbean
  Cruises
  Ltd
Select             Common Stock 81616X103    672     95,800 call          X                            X
  Comfort
  Corp
Starwood           Common Stock 85590A401  1,686     38,300 call          X                            X
  Hotels &
  Resorts
  Wrld
Starwood           Common Stock 85590A401  1,686     38,300 call          X                            X
  Hotels &
  Resorts
  Wrld